Net Interest Income - Summary of Interest Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Interest costs [abstract]
Interest on deposits due to customers	₩ 4,120,811		₩ 1,906,858	₩ 2,486,523
Interest on borrowings	598,185		219,994	269,985
Interest on debentures	1,036,191		727,093	722,551
Other interest expense	195,090		47,647	36,964
Interest on lease liabilities	7,693		7,436	9,318
Total	₩ 5,957,970	$ 4,727,798	₩ 2,909,028	₩ 3,525,341